Derivatives (Primary Risks) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Gross Notional Amount	$ 190,804	$ 206,302
Estimated Fair Value Assets	8,146	7,104
Estimated Fair Value Liabilities	3,428	2,732
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	27,995	25,497
Estimated Fair Value Assets	3,811	3,062
Estimated Fair Value Liabilities	1,546	733
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	7,222	8,341
Estimated Fair Value Assets	2,238	2,096
Estimated Fair Value Liabilities	170	119
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	5,089	5,632
Estimated Fair Value Assets	2,177	2,031
Estimated Fair Value Liabilities	11	18
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,133	2,709
Estimated Fair Value Assets	61	65
Estimated Fair Value Liabilities	159	101
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	20,773	17,156
Estimated Fair Value Assets	1,573	966
Estimated Fair Value Liabilities	1,376	614
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,960	2,191
Estimated Fair Value Assets	426	447
Estimated Fair Value Liabilities	0	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	70	70
Estimated Fair Value Assets	15	18
Estimated Fair Value Liabilities	0	0
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	18,743	14,895
Estimated Fair Value Assets	1,132	501
Estimated Fair Value Liabilities	1,376	614
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	162,809	180,805
Estimated Fair Value Assets	4,335	4,042
Estimated Fair Value Liabilities	1,882	1,999
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	51,489	56,394
Estimated Fair Value Assets	2,613	2,213
Estimated Fair Value Liabilities	1,197	1,072
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors
Derivatives, Fair Value [Line Items]
Gross Notional Amount	13,701	36,141
Estimated Fair Value Assets	252	319
Estimated Fair Value Liabilities	10	108
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	55,136	41,227
Estimated Fair Value Assets	67	134
Estimated Fair Value Liabilities	2	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,023	70
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	2	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,295	6,399
Estimated Fair Value Assets	227	379
Estimated Fair Value Liabilities	4	15
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Synthetic GICs
Derivatives, Fair Value [Line Items]
Gross Notional Amount	4,216	4,298
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	8,095	8,774
Estimated Fair Value Assets	600	359
Estimated Fair Value Liabilities	94	176
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	3,014	3,985
Estimated Fair Value Assets	83	92
Estimated Fair Value Liabilities	36	80
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — purchased
Derivatives, Fair Value [Line Items]
Gross Notional Amount	819	857
Estimated Fair Value Assets	28	8
Estimated Fair Value Liabilities	8	11
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — written
Derivatives, Fair Value [Line Items]
Gross Notional Amount	6,577	7,419
Estimated Fair Value Assets	51	130
Estimated Fair Value Liabilities	11	5
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,452	954
Estimated Fair Value Assets	15	10
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity index options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	7,364	7,698
Estimated Fair Value Assets	326	328
Estimated Fair Value Liabilities	349	352
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity variance swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	5,676	5,678
Estimated Fair Value Assets	62	60
Estimated Fair Value Liabilities	160	146
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | TRRs
Derivatives, Fair Value [Line Items]
Gross Notional Amount	952	911
Estimated Fair Value Assets	11	10
Estimated Fair Value Liabilities	$ 9	$ 33